CVT
S&P 500® Index Portfolio
September 30, 2024
Schedule of Investments (Unaudited)

Common Stocks — 95.1%

Security	Shares	Value
Aerospace & Defense — 1.9%
Axon Enterprise, Inc.(1)	747	$ 298,501
Boeing Co.(1)	5,929	901,445
General Dynamics Corp.	2,612	789,346
General Electric Co.	10,983	2,071,174
Howmet Aerospace, Inc.	4,081	409,120
Huntington Ingalls Industries, Inc.	397	104,959
L3Harris Technologies, Inc.	1,922	457,186
Lockheed Martin Corp.	2,149	1,256,220
Northrop Grumman Corp.	1,392	735,074
RTX Corp.	13,474	1,632,510
Textron, Inc.	2,007	177,780
TransDigm Group, Inc.	568	810,610
		$9,643,925
Air Freight & Logistics — 0.4%
C.H. Robinson Worldwide, Inc.	1,269	$140,060
Expeditors International of Washington, Inc.	1,486	195,260
FedEx Corp.	2,283	624,811
United Parcel Service, Inc., Class B	7,419	1,011,507
		$1,971,638
Automobile Components — 0.1%
Aptiv PLC(1)	2,692	$193,851
BorgWarner, Inc.	2,485	90,181
		$284,032
Automobiles — 1.6%
Ford Motor Co.	39,547	$417,616
General Motors Co.	11,384	510,459
Tesla, Inc.(1)	28,188	7,374,826
		$8,302,901
Banks — 3.0%
Bank of America Corp.	68,378	$2,713,239
Citigroup, Inc.	19,324	1,209,682
Citizens Financial Group, Inc.	4,808	197,465
Fifth Third Bancorp	6,855	293,668
Huntington Bancshares, Inc.	15,251	224,190
JPMorgan Chase & Co.	28,923	6,098,704
KeyCorp	9,401	157,467
M&T Bank Corp.	1,692	301,379
PNC Financial Services Group, Inc.	4,026	744,206
Regions Financial Corp.	9,638	224,855
Truist Financial Corp.	13,564	580,132
U.S. Bancorp	15,806	722,808
Wells Fargo & Co.	34,476	1,947,549
		$15,415,344
Security	Shares	Value
Beverages — 1.3%
Brown-Forman Corp., Class B	1,956	$ 96,235
Coca-Cola Co.	39,289	2,823,307
Constellation Brands, Inc., Class A	1,587	408,954
Keurig Dr. Pepper, Inc.	10,714	401,561
Molson Coors Beverage Co., Class B	1,780	102,386
Monster Beverage Corp.(1)	7,144	372,702
PepsiCo, Inc.	13,913	2,365,906
		$ 6,571,051
Biotechnology — 1.8%
AbbVie, Inc.	17,947	$3,544,174
Amgen, Inc.	5,443	1,753,789
Biogen, Inc.(1)	1,532	296,963
Gilead Sciences, Inc.	12,610	1,057,222
Incyte Corp.(1)	1,692	111,841
Moderna, Inc.(1)	3,509	234,507
Regeneron Pharmaceuticals, Inc.(1)	1,075	1,130,083
Vertex Pharmaceuticals, Inc.(1)	2,614	1,215,719
		$9,344,298
Broadline Retail — 3.5%
Amazon.com, Inc.(1)	94,910	$17,684,580
eBay, Inc.	4,953	322,490
		$18,007,070
Building Products — 0.5%
A.O. Smith Corp.	1,215	$109,144
Allegion PLC	883	128,688
Builders FirstSource, Inc.(1)	1,180	228,755
Carrier Global Corp.	8,504	684,487
Johnson Controls International PLC	6,766	525,109
Masco Corp.	2,318	194,573
Trane Technologies PLC	2,286	888,637
		$2,759,393
Capital Markets — 2.8%
Ameriprise Financial, Inc.	995	$467,461
Bank of New York Mellon Corp.	7,475	537,154
BlackRock, Inc.	1,410	1,338,809
Blackstone, Inc.	7,294	1,116,930
Cboe Global Markets, Inc.	1,060	217,162
Charles Schwab Corp.	15,131	980,640
CME Group, Inc.	3,647	804,711
FactSet Research Systems, Inc.	385	177,042
Franklin Resources, Inc.	3,133	63,130
Goldman Sachs Group, Inc.	3,199	1,583,857
Intercontinental Exchange, Inc.	5,815	934,122
Invesco Ltd.	4,888	85,833
KKR & Co., Inc.	6,831	891,992
MarketAxess Holdings, Inc.	399	102,224

CVT
S&P 500® Index Portfolio
September 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Capital Markets (continued)
Moody's Corp.	1,586	$ 752,700
Morgan Stanley(2)	12,618	1,315,300
MSCI, Inc.	797	464,595
Nasdaq, Inc.	4,191	305,985
Northern Trust Corp.	2,042	183,841
Raymond James Financial, Inc.	1,877	229,857
S&P Global, Inc.	3,243	1,675,399
State Street Corp.	3,025	267,622
T. Rowe Price Group, Inc.	2,255	245,637
		$14,742,003
Chemicals — 1.4%
Air Products and Chemicals, Inc.	2,252	$670,511
Albemarle Corp.(3)	1,194	113,084
Celanese Corp.	1,113	151,323
CF Industries Holdings, Inc.	1,923	164,993
Corteva, Inc.	7,012	412,236
Dow, Inc.	7,100	387,873
DuPont de Nemours, Inc.	4,229	376,846
Eastman Chemical Co.	1,269	142,065
Ecolab, Inc.	2,565	654,921
FMC Corp.	1,386	91,393
International Flavors & Fragrances, Inc.	2,687	281,947
Linde PLC	4,869	2,321,831
LyondellBasell Industries NV, Class A	2,634	252,601
Mosaic Co.	3,382	90,570
PPG Industries, Inc.	2,363	313,003
Sherwin-Williams Co.	2,351	897,306
		$7,322,503
Commercial Services & Supplies — 0.5%
Cintas Corp.	3,470	$714,404
Copart, Inc.(1)	8,870	464,788
Republic Services, Inc.	2,068	415,337
Rollins, Inc.	2,956	149,514
Veralto Corp.	2,503	279,986
Waste Management, Inc.	3,699	767,912
		$2,791,941
Communications Equipment — 0.8%
Arista Networks, Inc.(1)	2,609	$1,001,386
Cisco Systems, Inc.	40,807	2,171,748
F5, Inc.(1)	590	129,918
Juniper Networks, Inc.	3,560	138,769
Motorola Solutions, Inc.	1,690	759,875
		$4,201,696
Construction & Engineering — 0.1%
Quanta Services, Inc.	1,492	$444,840
		$444,840
Security	Shares	Value
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	619	$ 333,177
Vulcan Materials Co.	1,338	335,075
		$ 668,252
Consumer Finance — 0.5%
American Express Co.	5,689	$ 1,542,857
Capital One Financial Corp.	3,868	579,156
Discover Financial Services	2,543	356,757
Synchrony Financial	4,003	199,670
		$2,678,440
Consumer Staples Distribution & Retail — 1.8%
Costco Wholesale Corp.	4,504	$3,992,886
Dollar General Corp.	2,312	195,526
Dollar Tree, Inc.(1)	2,181	153,368
Kroger Co.	6,726	385,400
Sysco Corp.	4,981	388,817
Target Corp.	4,686	730,360
Walgreens Boots Alliance, Inc.	7,968	71,393
Walmart, Inc.	44,135	3,563,901
		$9,481,651
Containers & Packaging — 0.2%
Amcor PLC	14,640	$165,871
Avery Dennison Corp.	848	187,205
Ball Corp.	3,075	208,823
International Paper Co.	3,655	178,547
Packaging Corp. of America	938	202,045
Smurfit WestRock PLC	4,997	246,952
		$1,189,443
Distributors — 0.1%
Genuine Parts Co.	1,411	$197,089
LKQ Corp.	2,666	106,427
Pool Corp.	388	146,198
		$449,714
Diversified Telecommunication Services — 0.7%
AT&T, Inc.	72,627	$1,597,794
Verizon Communications, Inc.	42,638	1,914,873
		$3,512,667
Electric Utilities — 1.6%
Alliant Energy Corp.	2,598	$157,673
American Electric Power Co., Inc.	5,390	553,014
Constellation Energy Corp.	3,167	823,483
Duke Energy Corp.	7,819	901,531
Edison International	3,924	341,741
Entergy Corp.	2,247	295,728
Evergy, Inc.	2,329	144,421

CVT
S&P 500® Index Portfolio
September 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Electric Utilities (continued)
Eversource Energy	3,779	$ 257,161
Exelon Corp.	10,129	410,731
FirstEnergy Corp.	5,192	230,265
NextEra Energy, Inc.	20,810	1,759,069
NRG Energy, Inc.	2,194	199,873
PG&E Corp.	21,650	428,021
Pinnacle West Capital Corp.	1,195	105,865
PPL Corp.	7,472	247,174
Southern Co.	11,075	998,743
Xcel Energy, Inc.	5,647	368,749
		$8,223,242
Electrical Equipment — 0.7%
AMETEK, Inc.	2,345	$402,660
Eaton Corp. PLC	4,032	1,336,366
Emerson Electric Co.	5,801	634,455
GE Vernova, Inc.(1)	2,783	709,609
Generac Holdings, Inc.(1)	612	97,235
Hubbell, Inc.	544	233,022
Rockwell Automation, Inc.	1,149	308,461
		$3,721,808
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	12,198	$794,822
CDW Corp.	1,353	306,184
Corning, Inc.	7,801	352,215
Jabil, Inc.	1,149	137,685
Keysight Technologies, Inc.(1)	1,768	280,988
TE Connectivity PLC	3,078	464,747
Teledyne Technologies, Inc.(1)	474	207,451
Trimble, Inc.(1)	2,570	159,571
Zebra Technologies Corp., Class A(1)	522	193,307
		$2,896,970
Energy Equipment & Services — 0.2%
Baker Hughes Co.	10,062	$363,741
Halliburton Co.	9,316	270,630
Schlumberger NV	14,383	603,367
		$1,237,738
Entertainment — 1.1%
Electronic Arts, Inc.	2,435	$349,276
Live Nation Entertainment, Inc.(1)	1,577	172,666
Netflix, Inc.(1)	4,347	3,083,197
Take-Two Interactive Software, Inc.(1)	1,671	256,850
Walt Disney Co.	18,370	1,767,010
Warner Bros. Discovery, Inc.(1)	22,673	187,052
		$5,816,051
Security	Shares	Value
Financial Services — 3.9%
Berkshire Hathaway, Inc., Class B(1)	18,593	$ 8,557,614
Corpay, Inc.(1)	739	231,130
Fidelity National Information Services, Inc.	5,526	462,803
Fiserv, Inc.(1)	5,831	1,047,539
Global Payments, Inc.	2,577	263,936
Jack Henry & Associates, Inc.	767	135,406
Mastercard, Inc., Class A	8,382	4,139,032
PayPal Holdings, Inc.(1)	10,355	808,001
Visa, Inc., Class A	16,971	4,666,176
		$20,311,637
Food Products — 0.7%
Archer-Daniels-Midland Co.	4,843	$289,321
Bunge Global SA	1,490	143,994
Campbell Soup Co.	2,193	107,282
Conagra Brands, Inc.	5,170	168,128
General Mills, Inc.	5,638	416,366
Hershey Co.	1,553	297,834
Hormel Foods Corp.	2,943	93,293
J.M. Smucker Co.	1,148	139,023
Kellanova	2,781	224,455
Kraft Heinz Co.	8,940	313,883
Lamb Weston Holdings, Inc.	1,610	104,231
McCormick & Co., Inc.	2,553	210,112
Mondelez International, Inc., Class A	13,530	996,755
Tyson Foods, Inc., Class A	2,895	172,426
		$3,677,103
Gas Utilities — 0.0%(4)
Atmos Energy Corp.	1,650	$228,871
		$228,871
Ground Transportation — 0.9%
CSX Corp.	19,637	$678,066
J.B. Hunt Transport Services, Inc.	816	140,621
Norfolk Southern Corp.	2,290	569,065
Old Dominion Freight Line, Inc.	1,875	372,450
Uber Technologies, Inc.(1)	21,280	1,599,405
Union Pacific Corp.	6,170	1,520,781
		$4,880,388
Health Care Equipment & Supplies — 2.3%
Abbott Laboratories	17,623	$2,009,198
Align Technology, Inc.(1)	737	187,434
Baxter International, Inc.	5,168	196,229
Becton Dickinson & Co.	2,928	705,941
Boston Scientific Corp.(1)	14,916	1,249,961
Cooper Cos., Inc.(1)	2,017	222,556
DexCom, Inc.(1)	4,170	279,557
Edwards Lifesciences Corp.(1)	6,102	402,671

CVT
S&P 500® Index Portfolio
September 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Equipment & Supplies (continued)
GE HealthCare Technologies, Inc.	4,642	$ 435,652
Hologic, Inc.(1)	2,353	191,675
IDEXX Laboratories, Inc.(1)	834	421,353
Insulet Corp.(1)	710	165,252
Intuitive Surgical, Inc.(1)	3,593	1,765,133
Medtronic PLC	12,991	1,169,580
ResMed, Inc.	1,488	363,250
Solventum Corp.(1)	1,494	104,162
STERIS PLC	1,040	252,242
Stryker Corp.	3,473	1,254,656
Teleflex, Inc.	508	125,638
Zimmer Biomet Holdings, Inc.	2,063	222,701
		$11,724,841
Health Care Providers & Services — 2.4%
Cardinal Health, Inc.	2,563	$283,263
Cencora, Inc.	1,742	392,089
Centene Corp.(1)	5,328	401,092
Cigna Group	2,832	981,118
CVS Health Corp.	12,742	801,217
DaVita, Inc.(1)	467	76,555
Elevance Health, Inc.	2,349	1,221,480
HCA Healthcare, Inc.	1,882	764,901
Henry Schein, Inc.(1)	1,283	93,531
Humana, Inc.	1,220	386,423
Labcorp Holdings, Inc.	887	198,227
McKesson Corp.	1,313	649,173
Molina Healthcare, Inc.(1)	619	213,283
Quest Diagnostics, Inc.	1,169	181,487
UnitedHealth Group, Inc.	9,379	5,483,714
Universal Health Services, Inc., Class B	602	137,864
		$12,265,417
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc.	1,577	$187,269
Healthpeak Properties, Inc.	7,129	163,040
Ventas, Inc.	4,260	273,194
Welltower, Inc.	5,861	750,384
		$1,373,887
Hotel & Resort REITs — 0.0%(4)
Host Hotels & Resorts, Inc.	7,630	$134,288
		$134,288
Hotels, Restaurants & Leisure — 1.8%
Airbnb, Inc., Class A(1)	4,457	$565,192
Booking Holdings, Inc.	340	1,432,121
Caesars Entertainment, Inc.(1)	2,342	97,755
Carnival Corp.(1)	10,232	189,088
Chipotle Mexican Grill, Inc.(1)	13,871	799,247
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Darden Restaurants, Inc.	1,256	$ 206,147
Domino's Pizza, Inc.	377	162,163
Expedia Group, Inc.(1)	1,266	187,393
Hilton Worldwide Holdings, Inc.	2,496	575,328
Las Vegas Sands Corp.	3,580	180,217
Marriott International, Inc., Class A	2,367	588,436
McDonald's Corp.	7,266	2,212,570
MGM Resorts International(1)	2,346	91,705
Norwegian Cruise Line Holdings Ltd.(1)(3)	4,602	94,387
Royal Caribbean Cruises Ltd.	2,399	425,487
Starbucks Corp.	11,478	1,118,990
Wynn Resorts Ltd.	994	95,305
Yum! Brands, Inc.	2,848	397,894
		$9,419,425
Household Durables — 0.4%
D.R. Horton, Inc.	2,972	$566,968
Garmin Ltd.	1,617	284,641
Lennar Corp., Class A	2,448	458,951
Mohawk Industries, Inc.(1)	590	94,801
NVR, Inc.(1)	31	304,166
PulteGroup, Inc.	2,102	301,700
		$2,011,227
Household Products — 1.2%
Church & Dwight Co., Inc.	2,480	$259,706
Clorox Co.	1,312	213,738
Colgate-Palmolive Co.	8,276	859,131
Kimberly-Clark Corp.	3,411	485,317
Procter & Gamble Co.	23,919	4,142,771
		$5,960,663
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	7,441	$149,266
Vistra Corp.	3,437	407,422
		$556,688
Industrial Conglomerates — 0.4%
3M Co.	5,564	$760,599
Honeywell International, Inc.	6,596	1,363,459
		$2,124,058
Industrial REITs — 0.2%
Prologis, Inc.	9,378	$1,184,254
		$1,184,254
Insurance — 2.1%
Aflac, Inc.	5,105	$570,739
Allstate Corp.	2,674	507,124
American International Group, Inc.	6,523	477,679

CVT
S&P 500® Index Portfolio
September 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Insurance (continued)
Aon PLC, Class A	2,200	$ 761,178
Arch Capital Group Ltd.(1)	3,794	424,473
Arthur J. Gallagher & Co.	2,219	624,360
Assurant, Inc.	562	111,759
Brown & Brown, Inc.	2,491	258,068
Chubb Ltd.	3,805	1,097,324
Cincinnati Financial Corp.	1,648	224,326
Erie Indemnity Co., Class A	253	136,574
Everest Group Ltd.	438	171,622
Globe Life, Inc.	952	100,826
Hartford Financial Services Group, Inc.	2,968	349,067
Loews Corp.	1,971	155,808
Marsh & McLennan Cos., Inc.	4,981	1,111,211
MetLife, Inc.	5,959	491,498
Principal Financial Group, Inc.	2,158	185,372
Progressive Corp.	5,932	1,505,304
Prudential Financial, Inc.	3,616	437,898
Travelers Cos., Inc.	2,309	540,583
W.R. Berkley Corp.	3,045	172,743
Willis Towers Watson PLC	1,029	303,071
		$10,718,607
Interactive Media & Services — 5.9%
Alphabet, Inc., Class A	59,535	$9,873,880
Alphabet, Inc., Class C	48,786	8,156,531
Match Group, Inc.(1)	2,612	98,838
Meta Platforms, Inc., Class A	22,201	12,708,741
		$30,837,990
IT Services — 1.1%
Accenture PLC, Class A	6,345	$2,242,831
Akamai Technologies, Inc.(1)	1,631	164,649
Cognizant Technology Solutions Corp., Class A	5,020	387,444
EPAM Systems, Inc.(1)	577	114,840
Gartner, Inc.(1)	781	395,780
GoDaddy, Inc., Class A(1)	1,483	232,505
International Business Machines Corp.	9,330	2,062,676
VeriSign, Inc.(1)	852	161,846
		$5,762,571
Leisure Products — 0.0%(4)
Hasbro, Inc.	1,327	$95,969
		$95,969
Life Sciences Tools & Services — 1.2%
Agilent Technologies, Inc.	2,955	$438,758
Bio-Techne Corp.	1,596	127,568
Charles River Laboratories International, Inc.(1)	570	112,273
Danaher Corp.	6,511	1,810,188
IQVIA Holdings, Inc.(1)	1,754	415,645
Security	Shares	Value
Life Sciences Tools & Services (continued)
Mettler-Toledo International, Inc.(1)	215	$ 322,436
Revvity, Inc.	1,249	159,560
Thermo Fisher Scientific, Inc.	3,869	2,393,247
Waters Corp.(1)	601	216,294
West Pharmaceutical Services, Inc.	767	230,223
		$ 6,226,192
Machinery — 1.6%
Caterpillar, Inc.	4,911	$ 1,920,790
Cummins, Inc.	1,388	449,420
Deere & Co.	2,596	1,083,389
Dover Corp.	1,446	277,256
Fortive Corp.	3,549	280,122
IDEX Corp.	769	164,950
Illinois Tool Works, Inc.	2,737	717,286
Ingersoll Rand, Inc.	4,087	401,180
Nordson Corp.	572	150,224
Otis Worldwide Corp.	4,057	421,685
PACCAR, Inc.	5,310	523,991
Parker-Hannifin Corp.	1,302	822,630
Pentair PLC	1,747	170,839
Snap-on, Inc.	555	160,789
Stanley Black & Decker, Inc.	1,559	171,693
Westinghouse Air Brake Technologies Corp.	1,774	322,460
Xylem, Inc.	2,460	332,174
		$8,370,878
Media — 0.5%
Charter Communications, Inc., Class A(1)	983	$318,571
Comcast Corp., Class A	39,128	1,634,376
Fox Corp., Class A	2,432	102,947
Fox Corp., Class B	1,466	56,881
Interpublic Group of Cos., Inc.	3,804	120,320
News Corp., Class A	3,990	106,254
News Corp., Class B	1,333	37,257
Omnicom Group, Inc.	1,982	204,919
Paramount Global, Class B	5,361	56,934
		$2,638,459
Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	14,554	$726,536
Newmont Corp.	11,622	621,196
Nucor Corp.	2,404	361,417
Steel Dynamics, Inc.	1,454	183,320
		$1,892,469
Multi-Utilities — 0.6%
Ameren Corp.	2,703	$236,404
CenterPoint Energy, Inc.	6,621	194,790
CMS Energy Corp.	3,026	213,726

CVT
S&P 500® Index Portfolio
September 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Multi-Utilities (continued)
Consolidated Edison, Inc.	3,503	$ 364,767
Dominion Energy, Inc.	8,498	491,100
DTE Energy Co.	2,178	279,677
NiSource, Inc.	4,769	165,246
Public Service Enterprise Group, Inc.	5,046	450,154
Sempra	6,413	536,319
WEC Energy Group, Inc.	3,209	308,642
		$ 3,240,825
Office REITs — 0.0%(4)
BXP, Inc.	1,604	$129,058
		$129,058
Oil, Gas & Consumable Fuels — 2.9%
APA Corp.	3,926	$96,030
Chevron Corp.	17,228	2,537,168
ConocoPhillips	11,762	1,238,303
Coterra Energy, Inc.	7,832	187,576
Devon Energy Corp.	6,343	248,138
Diamondback Energy, Inc.	1,902	327,905
EOG Resources, Inc.	5,759	707,954
EQT Corp.	6,221	227,938
Exxon Mobil Corp.	45,165	5,294,241
Hess Corp.	2,799	380,104
Kinder Morgan, Inc.	19,558	432,036
Marathon Oil Corp.	5,936	158,076
Marathon Petroleum Corp.	3,390	552,265
Occidental Petroleum Corp.	6,820	351,503
ONEOK, Inc.	5,916	539,125
Phillips 66	4,240	557,348
Targa Resources Corp.	2,219	328,434
Valero Energy Corp.	3,245	438,172
Williams Cos., Inc.	12,346	563,595
		$15,165,911
Passenger Airlines — 0.1%
Delta Air Lines, Inc.	6,495	$329,881
Southwest Airlines Co.	6,069	179,824
United Airlines Holdings, Inc.(1)	3,331	190,067
		$699,772
Personal Care Products — 0.1%
Estee Lauder Cos., Inc., Class A	2,452	$244,440
Kenvue, Inc.	19,399	448,699
		$693,139
Pharmaceuticals — 3.4%
Bristol-Myers Squibb Co.	20,535	$1,062,481
Catalent, Inc.(1)	2,003	121,322
Eli Lilly & Co.	8,021	7,106,125
Security	Shares	Value
Pharmaceuticals (continued)
Johnson & Johnson	24,458	$ 3,963,663
Merck & Co., Inc.	25,675	2,915,653
Pfizer, Inc.	57,397	1,661,069
Viatris, Inc.	12,089	140,353
Zoetis, Inc.	4,589	896,599
		$ 17,867,265
Professional Services — 0.6%
Amentum Holdings, Inc.(1)	1,318	$ 42,505
Automatic Data Processing, Inc.	4,131	1,143,172
Broadridge Financial Solutions, Inc.	1,182	254,165
Dayforce, Inc.(1)(3)	1,601	98,061
Equifax, Inc.	1,253	368,207
Jacobs Solutions, Inc.	1,318	172,526
Leidos Holdings, Inc.	1,423	231,949
Paychex, Inc.	3,246	435,581
Paycom Software, Inc.	545	90,781
Verisk Analytics, Inc.	1,443	386,666
		$3,223,613
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(1)	3,051	$379,788
CoStar Group, Inc.(1)	4,297	324,166
		$703,954
Residential REITs — 0.3%
AvalonBay Communities, Inc.	1,439	$324,135
Camden Property Trust	1,155	142,677
Equity Residential	3,456	257,334
Essex Property Trust, Inc.	650	192,023
Invitation Homes, Inc.	5,771	203,485
Mid-America Apartment Communities, Inc.	1,184	188,137
UDR, Inc.	3,040	137,834
		$1,445,625
Retail REITs — 0.3%
Federal Realty Investment Trust	816	$93,816
Kimco Realty Corp.	6,888	159,939
Realty Income Corp.	8,821	559,428
Regency Centers Corp.	1,731	125,030
Simon Property Group, Inc.	3,104	524,638
		$1,462,851
Semiconductors & Semiconductor Equipment — 10.6%
Advanced Micro Devices, Inc.(1)	16,393	$2,689,764
Analog Devices, Inc.	5,026	1,156,834
Applied Materials, Inc.	8,386	1,694,391
Broadcom, Inc.	47,299	8,159,078
Enphase Energy, Inc.(1)	1,372	155,063
First Solar, Inc.(1)	1,126	280,870

CVT
S&P 500® Index Portfolio
September 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Intel Corp.	43,220	$ 1,013,941
KLA Corp.	1,362	1,054,746
Lam Research Corp.	1,321	1,078,042
Microchip Technology, Inc.	5,434	436,296
Micron Technology, Inc.	11,231	1,164,767
Monolithic Power Systems, Inc.	494	456,703
NVIDIA Corp.	249,919	30,350,163
NXP Semiconductors NV	2,580	619,226
ON Semiconductor Corp.(1)	4,339	315,055
Qorvo, Inc.(1)	961	99,271
QUALCOMM, Inc.	11,284	1,918,844
Skyworks Solutions, Inc.	1,618	159,810
Teradyne, Inc.	1,699	227,547
Texas Instruments, Inc.	9,248	1,910,359
		$54,940,770
Software — 9.8%
Adobe, Inc.(1)	4,491	$2,325,350
ANSYS, Inc.(1)	885	281,988
Autodesk, Inc.(1)	2,182	601,097
Cadence Design Systems, Inc.(1)	2,773	751,566
CrowdStrike Holdings, Inc., Class A(1)	2,339	656,019
Fair Isaac Corp.(1)	248	481,993
Fortinet, Inc.(1)	6,431	498,724
Gen Digital, Inc.	5,798	159,039
Intuit, Inc.	2,831	1,758,051
Microsoft Corp.	75,514	32,493,674
Oracle Corp.	16,190	2,758,776
Palantir Technologies, Inc., Class A(1)	20,397	758,769
Palo Alto Networks, Inc.(1)	3,280	1,121,104
PTC, Inc.(1)	1,217	219,863
Roper Technologies, Inc.	1,086	604,294
Salesforce, Inc.	9,815	2,686,464
ServiceNow, Inc.(1)	2,087	1,866,592
Synopsys, Inc.(1)	1,552	785,917
Tyler Technologies, Inc.(1)	448	261,507
		$51,070,787
Specialized REITs — 1.0%
American Tower Corp.	4,731	$1,100,241
Crown Castle, Inc.	4,402	522,209
Digital Realty Trust, Inc.	3,117	504,424
Equinix, Inc.	962	853,900
Extra Space Storage, Inc.	2,147	386,868
Iron Mountain, Inc.	2,971	353,044
Public Storage	1,595	580,373
SBA Communications Corp.	1,089	262,122
VICI Properties, Inc.	10,607	353,319
Weyerhaeuser Co.	7,367	249,447
		$5,165,947
Security	Shares	Value
Specialty Retail — 1.8%
AutoZone, Inc.(1)	173	$ 544,957
Best Buy Co., Inc.	2,074	214,244
CarMax, Inc.(1)	1,581	122,338
Home Depot, Inc.	10,075	4,082,390
Lowe's Cos., Inc.	5,772	1,563,346
O'Reilly Automotive, Inc.(1)	588	677,141
Ross Stores, Inc.	3,379	508,573
TJX Cos., Inc.	11,447	1,345,481
Tractor Supply Co.	1,096	318,859
Ulta Beauty, Inc.(1)	483	187,945
		$9,565,274
Technology Hardware, Storage & Peripherals — 7.3%
Apple, Inc.	154,471	$35,991,743
Dell Technologies, Inc., Class C	2,914	345,426
Hewlett Packard Enterprise Co.	13,164	269,335
HP, Inc.	9,912	355,543
NetApp, Inc.	2,082	257,148
Seagate Technology Holdings PLC	2,055	225,084
Super Micro Computer, Inc.(1)(3)	530	220,692
Western Digital Corp.(1)	3,307	225,835
		$37,890,806
Textiles, Apparel & Luxury Goods — 0.4%
Deckers Outdoor Corp.(1)	1,544	$246,191
lululemon Athletica, Inc.(1)	1,206	327,248
NIKE, Inc., Class B	12,169	1,075,740
Ralph Lauren Corp.	442	85,690
Tapestry, Inc.	2,547	119,658
		$1,854,527
Tobacco — 0.5%
Altria Group, Inc.	17,282	$882,073
Philip Morris International, Inc.	15,748	1,911,807
		$2,793,880
Trading Companies & Distributors — 0.3%
Fastenal Co.	5,800	$414,236
United Rentals, Inc.	674	545,758
W.W. Grainger, Inc.	460	477,853
		$1,437,847
Water Utilities — 0.1%
American Water Works Co., Inc.	1,974	$288,678
		$288,678

CVT
S&P 500® Index Portfolio
September 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.	4,964	$ 1,024,371
		$ 1,024,371
Total Common Stocks (identified cost $119,104,773)		$494,739,393

Exchange-Traded Funds — 1.8%

Security	Shares	Value
Equity Funds — 1.8%
SPDR S&P 500 ETF Trust	16,000	$ 9,180,160
Total Exchange-Traded Funds (identified cost $8,498,740)		$ 9,180,160

Rights — 0.0%(4)

Security	Shares	Value
Health Care Equipment & Supplies — 0.0%(4)
Abiomed, Inc., CVR(1)(5)(6)	544	$ 555
Total Rights (identified cost $555)		$ 555

Short-Term Investments — 3.1%
Affiliated Fund — 2.9%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.83%(7)	15,294,614	$ 15,294,614
Total Affiliated Fund (identified cost $15,294,614)		$ 15,294,614
U.S. Treasury Obligations — 0.2%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills, 0.00%, 7/10/25(8)	$1,000	$ 969,689
Total U.S. Treasury Obligations (identified cost $967,826)		$ 969,689
Total Short-Term Investments (identified cost $16,262,440)		$ 16,264,303
Total Investments — 100.0% (identified cost $143,866,508)		$520,184,411
Other Assets, Less Liabilities — (0.0)%(4)		$ (159,355)
Net Assets — 100.0%		$520,025,056

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Represents an investment in an issuer that is deemed to be an affiliate.
(3)	All or a portion of this security was on loan at September 30, 2024. The aggregate market value of securities on loan at September 30, 2024 was $520,584 and the total market value of the collateral received by the Fund was $536,007, comprised of U.S. government and/or agencies securities.
(4)	Amount is less than 0.05% or (0.05)%, as applicable.
(5)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(6)	Restricted security. Total market value of restricted securities amounts to $555, which represents less than 0.05% of the net assets of the Fund as of September 30, 2024.
(7)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2024.
(8)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.

Abbreviations:
CVR	– Contingent Value Rights
REITs	– Real Estate Investment Trusts

CVT
S&P 500® Index Portfolio
September 30, 2024
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini S&P 500 Index	56	Long	12/20/24	$16,279,900	$339,025
					$339,025
Restricted Securities
Description	Acquisition Date	Cost
Abiomed, Inc., CVR	12/28/22	$555
At September 30, 2024, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended September 30, 2024, the Fund used futures contracts to provide equity market exposure for uncommitted cash balances.
Affiliated Investments
At September 30, 2024, the value of the Fund’s investment in affiliated issuers and funds that may be deemed to be affiliated was $16,609,914, which represents 3.2% of the Fund’s net assets. Transactions in such investments by the Fund for the fiscal year to date ended September 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Common Stocks
Morgan Stanley	$ 1,309,603	$ —	$ (136,744)	$98,870	$43,571	$ 1,315,300	$ 35,637	12,618
Short-Term Investments
Liquidity Fund, Institutional Class(1)	11,633,640	45,328,405	(41,667,431)	—	—	15,294,614	287,934	15,294,614
Total				$98,870	$43,571	$16,609,914	$323,571

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of September 30, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$494,739,393(2)	$ —	$ —	$494,739,393
Exchange-Traded Funds	9,180,160	—	—	9,180,160

CVT
S&P 500® Index Portfolio
September 30, 2024
Schedule of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3(1)	Total
Rights	$ —	$ —	$555	$555
Short-Term Investments:
Affiliated Fund	15,294,614	—	—	15,294,614
U.S. Treasury Obligations	—	969,689	—	969,689
Total Investments	$519,214,167	$969,689	$555	$520,184,411
Futures Contracts	$339,025	$ —	$ —	$339,025
Total	$519,553,192	$969,689	$555	$520,523,436

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended September 30, 2024 is not presented.
For  information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semi-annual or annual report to shareholders.